UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Quarter Ended:   December 31, 1999

Check here if Amendment [ ]; Amendment Number:_____
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Ronald Sadoff's Major Trends
Address:  250 W. Coventry Court
          Milwaukee, WI 53217

Form 13F File No:   28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Ronald Sadoff
Title:         Sole Proprietor
Phone:         (414) 352-8460
Signature, Place, and Date of Signing:



/s/Ronald Sadoff               Milwaukee, Wisconsin         1/05/00
---------------------        ------------------------      ---------
     (Signature)                   (City/State)              (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None

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                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                48

Form 13F Information Table Value Total:      $354,058,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None.

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                           FORM 13F INFORMATION TABLE

                        Title
                         of             Value    Shares  Sh/  Put/  Invstm   Other   Voting Authority
Name of Issuer          Class  CUSIP   (x$1000)  Prn Amt Prn  Call  Dscretn Managers   Sole   Shared  None

ALASKA AIR GROUP INC     COM  011659109  2,623   74,666  SH          Sole            74,666
AMERICA ON LINE          COM  02364J104    319    4,200  SH          Sole             4,200
AMERICAN EXPRESS CO      COM  025816109 29,424  176,988  SH          Sole           176,988
AMERICAN INTL GROUP      COM  026874107  9,562   88,437  SH          Sole            88,437
APPLE COMPUTER           COM  037833100 23,558  229,140  SH          Sole           229,140
AXA FINANCIAL INC.       COM  002451102  5,794  170,412  SH          Sole           170,412
BEAR STEARNS COS INC     COM  073902108  6,362  148,812  SH          Sole           148,812
BELL ATLANTIC CORP       COM  077853109    209    3,398  SH          Sole             3,398
BELLSOUTH CORP           COM  079860102    256    5,460  SH          Sole             5,460
CITIGROUP                COM  172967101 17,919  321,774  SH          Sole           321,774
DELTA AIR LINES DEL      COM  247361108    262    5,250  SH          Sole             5,250
DOW JONES                COM  260561105  6,461   95,008  SH          Sole            95,008
FANNIE MAE               COM  313586109 17,912  286,879  SH          Sole           286,879
FIRST SEC CORP DEL       COM  336294103    633   24,784  SH          Sole            24,784
FORD                     COM  345370100  1,755   32,921  SH          Sole            32,921
FREDDIE MAC              COM  313400301 18,118  384,976  SH          Sole           384,976
GANNETT INC              COM  364730101 20,298  248,865  SH          Sole           248,865
GENERAL MTRS CORP        COM  370442105 11,962  164,561  SH          Sole           164,561
GOLDMAN SACHS            COM  38141G104  3,819   40,550  SH          Sole            40,550
GREAT ATLANTIC           COM  390064103  5,588  200,450  SH          Sole           200,450
HYBRID MICROGRAPHICS     COM                 0   20,000  SH          Sole            20,000
INTERNATIONAL BUS MACH   COM  459200101 12,742  118,115  SH          Sole           118,115
KNIGHT RIDDER INC        COM  499040103  4,679   78,555  SH          Sole            78,555
KOHLS CORP               COM  500255104    426    5,900  SH          Sole             5,900
KROGER                   COM  501044101    774   41,000  SH          Sole            41,000
LUCENT TECHNOLOGIES      COM  549463107    252    3,366  SH          Sole             3,366
MANITOWOC INC            COM  563571108    450   13,225  SH          Sole            13,225
MAYTAG                   COM  578592107  3,086   64,290  SH          Sole            64,290
MEDIA GENERAL            COM  584404107  7,179  138,056  SH          Sole           138,056
MERCK & CO INC           COM  589331107    220    3,270  SH          Sole             3,270
MERRILL LYNCH & CO INC   COM  590188108 17,225  206,754  SH          Sole           206,754
MICROSOFT                COM  594918104    282    2,419  SH          Sole             2,419

MORGAN STAN DEAN WITTR   COM  617446448 23,229  162,728  SH          Sole           162,728
MPTV INC                 COM  553424102      0   20,000  SH          Sole            20,000
NAVISTAR                 COM  63934E108  4,950  105,325  SH          Sole           105,325
NEW YORK TIMES CO CL A   COM  650111107 15,887  323,406  SH          Sole           323,406
PAINE WEBBER GROUP INC   COM  695629105 14,304  368,539  SH          Sole           368,539
RELIASTAR FINL CORP      COM  75952U103  6,648  169,656  SH          Sole           169,656
SAFEWAY INC COM NEW      COM  786514208  3,383   94,625  SH          Sole            94,625
SBC COMMUN INC           COM  78387G103    282    5,786  SH          Sole             5,786
SCHWAB CHARLES CP NEW    COM  808513105 21,014  549,379  SH          Sole           549,379
SOUTHWEST AIRLS CO       COM  844741108  3,236  200,681  SH          Sole           200,681
TIMES MIRROR CO NEW A    COM  887364107  4,700   70,150  SH          Sole            70,150
TRIBUNE CO NEW           COM  896047107  8,606  156,302  SH          Sole           156,302
UNISYS                   COM  909214108  4,920  154,050  SH          Sole           154,050
US AIRWAYS GROUP INC     COM  911905107    367   11,450  SH          Sole            11,450
WASHINGTON POST          COM  939640108 11,810   21,245  SH          Sole            21,245
WEIS MKTS INC            COM  948849104    573   13,166  SH          Sole            13,166
TOTAL                                  354,058

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